Accounts receivable (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		$ 79,230	$ 72,489
Allowance for doubtful accounts	(2,459)	(2,227)	(2,255)
Accounts receivable - net of allowances for doubtful accounts of $2,227 at December 31, 2013 and $2,459 at June 27, 2014	$ 97,692	$ 77,003	$ 70,234